Material Accounting Policy Information (Tables)	12 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Schedule of Significant Subsidiaries which are Consolidated	Details of the Company’s significant subsidiaries which are consolidated are as follows:
			Proportion of ownership interest held
		Country of	June 30,	June 30,	Mineral
Name of subsidiaries	Principal activity	incorporation	2024	2023	properties
New Pacific Offshore Inc.	Holding company	BVI (i)	100%	100%
SKN Nickel & Platinum Ltd.	Holding company	BVI	100%	100%
Glory Metals Investment Corp. Limited	Holding company	Hong Kong	100%	100%
New Pacific Investment Corp. Limited	Holding company	Hong Kong	100%	100%
New Pacific Andes Corp. Limited	Holding company	Hong Kong	100%	100%
Fortress Mining Inc.	Holding company	BVI	100%	100%
New Pacific Success Inc.	Holding company	BVI	100%	100%
New Pacific Forward Inc.	Holding company	BVI	100%	100%
Minera Alcira S.A.	Mining company	Bolivia	100%	100%	Silver Sand
NPM Minerales S.A.	Mining company	Bolivia	100%	100%
Colquehuasi S.R.L.	Mining company	Bolivia	100%	100%	Silverstrike
Minera Hastings S.R.L.	Mining company	Bolivia	100%	100%	Carangas
Qinghai Found Mining Co., Ltd.	Mining company	China	82%	82%
(i) British Virgin Islands (“BVI”)

Schedule of Estimated Useful Lives	Depreciation is computed using the straight-line method based on the nature and estimated useful lives as follows:
Land	Not depreciated
Building	20 Years
Machinery	5 Years
Motor Vehicles	5 Years
Office equipment and furniture	5 Years
Computer software	5 Years